Short-Term Investments (Tables)	9 Months Ended
Sep. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-sale

The following table represents the Company’s available for sale short-term investments by major security type as of September 30, 2018:

(in thousands)	AMORTIZED COST	GROSS UNREALIZED LOSSES	TOTAL FAIR VALUE
Short-term investments:
Agency securities	$10,938	$(10)	$10,928
Corporate securities	12,166	(10)	12,156
U.S. government securities	32,250	(38)	32,212

Total short-term investments	$55,354	$(58)	$55,296